Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies
Commitments and Contingencies

6. Commitments and Contingencies

Operating Leases

Effective July 1, 2015, the Company leases its San Francisco, California headquarters under a non-cancelable sub-lease agreement that expires August 31, 2018. The Company provided cash deposits of $122,163, consisting of a security deposit of $29,539 and prepayment of the last three months of the lease of $92,623, which are included in other assets on the Company’s balance sheet.

Future minimum lease payments under non-cancelable operating leases as of March 31, 2017 are as follows:

Years ending December 31,	Amount
2017 - April through December	$273,365
2018	245,327

Total minimum lease payments	$518,692

The Company recognizes rent expense on a straight-line basis over the non-cancelable lease period. Rent expense under the non-cancelable operating lease was $90,278 for the three months ended March 31, 2017 and 2016. Rent expense is included in general and administrative expense in the Company’s statements of operations and comprehensive loss.

Contract Manufacturing Commitment

Effective June 26, 2014 the Company entered into a technology transfer and commercial manufacturing agreement (the “Transfer Agreement”) with a contract manufacturer in Italy (the “Manufacturer”), whereby the Company and the Manufacturer will cooperate to develop and refine the manufacturing process for the Company’s prescription and non-prescription products. Pursuant to the Transfer Agreement, the Company was to make prepayments to the Manufacturer as follows: (1) a start-up fee of €500,000, €250,000 of which was to be paid at the earlier to occur of September 15, 2014 or the closing date of an initial public offering and €250,000 of which was to be paid at the time of installation and qualification of the Company’s equipment at their facility, (2) related to the technology transfer, €620,000, €310,000 of which was paid subsequent to the signature of the Transfer Agreement and €310,000 of which was to be paid after the delivery of a final study report, (3) for design of a portion of the Manufacturer’s facility, €100,000 was to be paid within five days of the signature of the Transfer Agreement, and (4) a €300,000 bonus fee payable in two equal installments, the first of which is due by the end of March 2015, with the remainder paid by the end of December 2015. The first €150,000 of the bonus fee payable was paid in May 2015. Additionally, the Transfer Agreement stipulated that the Company was to pay the Manufacturer an aggregate of €500,000 upon the delivery of agreed-upon levels of satisfactory product. Further, the Company issued the Manufacturer warrants to purchase 16,666 shares of common stock with an exercise price of 90% of the initial public offering price, amended to $6.30 in March 2015.

Effective February 12, 2015, March 25, 2015 and July 15, 2015 the Company entered into amendments delaying payments to the Manufacturer as follows: (i) the €500,000 start-up fee was due by the end of April 2015 and has been paid during the year ended December 31, 2015, (ii) related to the technology transfer, of the remaining €310,000, €215,000 was due April 2015 and €95,000 was due June 30, 2015, both of which were paid during the year ended December 31, 2015, (iii) related to the design of a portion of the Manufacturer’s facility, the payment has increased to €170,000, €150,000 of which was due at the end of April 2015 and €20,000 was due on June 30, 2015, both of which have been paid during the year ended December 31, 2015 (iv) the fees linked to the deliverables are now due €250,000 on December 31, 2015 and €250,000 on March 31, 2016, 2015, (v) the bonus fee payable of €300,000, €150,000 was due at the end of April 2015 and has been paid during the year ended December 31, 2015 and €150,000 due at December 31, 2015. In May 2015, the Company entered into a Memorandum of Understanding (“MOU”) with the contract manufacturer and paid the start-up fee of €500,000 and the technology transfer fee of €215,000. In accordance with the terms of the Memorandum of Understanding, the Manufacturer will supply 400Kg of the Company’s API at no cost in anticipation of the future deduction by December 2015. The final € 250,000 was paid on March 29, 2016.

In December 2015, we entered into an amendment to our technology transfer and commercial manufacturing agreement with our contract manufacturer in Italy delaying a €150,000 bonus fee payment which was originally due on December 31, 2015 to March 31, 2016. On April 4, 2016, the Company further amended the payment date to June 30, 2016. The Company paid the final €150,000 bonus fee on July 15, 2016.

The Company expensed the total cost of the contract ratably over the estimated life of the contract, or the total amount paid if greater. As of March 31, 2016, the amortized costs exceeded amounts paid by $170,850, which were included in accrued manufacturing costs in accrued liabilities in the Company’s balance sheet.

Debt Obligations

See Note 7—Debt and Warrants.

Contingencies

From time to time, the Company may be involved in legal proceedings arising in the ordinary course of business. The Company believes there is no litigation pending that could have, individually or in the aggregate, a material adverse effect on the financial position, results of operations or cash flows.

6. Commitments and Contingencies

Operating Leases

        Effective July 1, 2015, the Company leases its San Francisco, California headquarters under a non-cancelable sub-lease agreement that expires August 31, 2018. The Company provided cash deposits of $122,163, consisting of a security deposit of $29,539 and prepayment of the last three months of the lease of $92,623, which are included in other assets on the Company's balance sheet.

        Future minimum lease payments under non-cancelable operating leases as of December 31, 2016 are as follows:

Years ending December 31,	Amount
2017	363,486
2018	245,327

Total minimum lease payments	608,813

        The Company recognizes rent expense on a straight-line basis over the non-cancelable lease period. Rent expense under the non-cancelable operating lease was $361,114 for the year ended December 31, 2016 and $180,557 for the six months ended December 31, 2015. Rent expense is included in general and administrative expense in the Company's statements of operations and comprehensive loss.

        As discussed in Note 4 above, on March 1, 2014, the Company sublet office space in San Francisco, California from Napo. The Company paid Napo $33,897 for rent related to the office space for the months of March, April and May of 2014, which was included in general and administrative expense in the Company's statements of operations and comprehensive loss. Beginning June 1, 2014, the Company assumed Napo's sublease from the landlord. The term of the assumed sublease was from June 1, 2014 through June 30, 2015. Rent expense under the sublease was $69,580 and $80,816 for the years ended December 31, 2015 and 2014, respectively, which was included in general and administrative expense in the Company's statement of operations and comprehensive loss.

Contract Manufacturing Commitment

        Effective June 26, 2014 the Company entered into a technology transfer and commercial manufacturing agreement (the "Transfer Agreement") with a contract manufacturer in Italy (the "Manufacturer"), whereby the Company and the Manufacturer will cooperate to develop and refine the manufacturing process for the Company's prescription and non-prescription products. Pursuant to the Transfer Agreement, the Company was to make prepayments to the Manufacturer as follows: (1) a start-up fee of €500,000, €250,000 of which was to be paid at the earlier to occur of September 15, 2014 or the closing date of an initial public offering and €250,000 of which was to be paid at the time of installation and qualification of the Company's equipment at their facility, (2) related to the technology transfer, €620,000, €310,000 of which was paid subsequent to the signature of the Transfer Agreement and €310,000 of which was to be paid after the delivery of a final study report, (3) for design of a portion of the Manufacturer's facility, €100,000 was to be paid within five days of the signature of the Transfer Agreement, and (4) a €300,000 bonus fee payable in two equal installments, the first of which is due by the end of March 2015, with the remainder paid by the end of December 2015. The first €150,000 of the bonus fee payable was paid in May 2015. Additionally, the Transfer Agreement stipulated that the Company was to pay the Manufacturer an aggregate of €500,000 upon the delivery of agreed-upon levels of satisfactory product. Further, the Company issued the Manufacturer warrants to purchase 16,666 shares of common stock with an exercise price of 90% of the initial public offering price, amended to $6.30 in March 2015.

        Effective February 12, 2015, March 25, 2015 and July 15, 2015 the Company entered into amendments delaying payments to the Manufacturer as follows: (i) the €500,000 start-up fee was due by the end of April 2015 and has been paid during the year ended December 31, 2015, (ii) related to the technology transfer, of the remaining €310,000, €215,000 was due April 2015 and €95,000 was due June 30, 2015, both of which were paid during the year ended December 31, 2015, (iii) related to the design of a portion of the Manufacturer's facility, the payment has increased to €170,000, €150,000 of which was due at the end of April 2015 and €20,000 was due on June 30, 2015, both of which have been paid during the year ended December 31, 2015 (iv) the fees linked to the deliverables are now due €250,000 on December 31, 2015 and €250,000 on March 31, 2016, 2015, (v) the bonus fee payable of €300,000, €150,000 was due at the end of April 2015 and has been paid during the year ended December 31, 2015 and €150,000 due at December 31, 2015. In May 2015, the Company entered into a Memorandum of Understanding ("MOU") with the contract manufacturer and paid the start-up fee of €500,000 and the technology transfer fee of €215,000. In accordance with the terms of the Memorandum of Understanding, the Manufacturer will supply 400Kg of the Company's API at no cost in anticipation of the future deduction by December 2015. The final €250,000 was paid on March 29, 2016.

        In December 2015, we entered into an amendment to our technology transfer and commercial manufacturing agreement with our contract manufacturer in Italy delaying a €150,000 bonus fee payment which was originally due on December 31, 2015 to March 31, 2016. On April 4, 2016, the Company further amended the payment date to June 30, 2016. The Company paid the final €150,000 bonus fee on July 15, 2016.

        The Company expensed the total cost of the contract ratably over the estimated life of the contract, or the total amount paid if greater. As of December 31, 2016 and December 31, 2015, the amortized costs exceeded amounts paid by $0 and $110,141, respectively, which are included in accrued manufacturing costs in accrued liabilities in the Company's balance sheet.

Debt Obligations

        See Note 7—Debt and Warrants.

Contingencies

        From time to time, the Company may be involved in legal proceedings arising in the ordinary course of business. The Company believes there is no litigation pending that could have, individually or in the aggregate, a material adverse effect on the financial position, results of operations or cash flows.